Financial Assets at Amortized Cost-Securities - Summary of Reconciliation of Expected Loss to Financial Assets at Amortized Cost - Securities, Segregated by Stages (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stage 1 [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	R$ (76)	R$ (82)	R$ (199)
Gains / (Losses)	(129)	(24)	31
Purchases	(28)	(44)	(34)
Settlements	14	48	60
Transfer to Stage 2			12
Transfer to Stage 3		26	48
Cure from Stage 2	(4)
Cure from Stage 3	0	0	0
Expected loss	(223)	(76)	(82)
Stage 1 [Member] | Corporate securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(73)	(79)	(199)
Gains / (Losses)	(130)	(24)	31
Purchases	(26)	(44)	(31)
Settlements	14	48	60
Transfer to Stage 2			12
Transfer to Stage 3		26	48
Cure from Stage 2	(4)
Cure from Stage 3	0	0	0
Expected loss	(219)	(73)	(79)
Stage 1 [Member] | Corporate securities [member] | Rural product note [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(9)	(4)	(2)
Gains / (Losses)	5	(2)	(1)
Purchases	(7)	(7)	(2)
Settlements	4	4	1
Cure from Stage 3	0	0	0
Expected loss	(7)	(9)	(4)
Stage 1 [Member] | Corporate securities [member] | Securitized real estate loans [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(9)	(17)	(54)
Gains / (Losses)	5	(3)	1
Settlements	2		1
Transfer to Stage 2			2
Transfer to Stage 3		11	33
Cure from Stage 3	0	0	0
Expected loss	(2)	(9)	(17)
Stage 1 [Member] | Corporate securities [member] | Debentures [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(52)	(50)	(109)
Gains / (Losses)	(140)	(20)	27
Purchases	(18)	(35)	(25)
Settlements	8	39	35
Transfer to Stage 2			10
Transfer to Stage 3		14	12
Cure from Stage 2	(4)
Cure from Stage 3	0	0	0
Expected loss	(206)	(52)	(50)
Stage 1 [Member] | Corporate securities [member] | Eurobonds and others [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(2)	(5)	(32)
Gains / (Losses)		1	4
Purchases		(1)	(2)
Settlements		3	22
Transfer to Stage 3			3
Cure from Stage 3	0	0	0
Expected loss	(2)	(2)	(5)
Stage 1 [Member] | Corporate securities [member] | Promissory notes [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(1)	(1)	(2)
Purchases	(1)	(1)
Settlements		1	1
Cure from Stage 3	0	0	0
Expected loss	(2)	(1)	(1)
Stage 1 [Member] | Corporate securities [member] | Other [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss		(2)
Purchases			(2)
Settlements		1
Transfer to Stage 3		1
Cure from Stage 3		0	0
Expected loss			(2)
Stage 1 [Member] | Colombia [member] | Government securities - abroad [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(3)	(3)
Gains / (Losses)	1
Purchases	(2)		(3)
Cure from Stage 3	0	0	0
Expected loss	(4)	(3)	(3)
Stage 2 [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(368)	(438)	(385)
Gains / (Losses)	(12)	(73)	21
Purchases	(561)	(281)	(131)
Settlements	6	314	161
Transfer to Stage 1	51
Transfer to Stage 3	74	176	68
Cure from Stage 1	(14)	(66)	(172)
Cure from Stage 3	0	0	0
Expected loss	(824)	(368)	(438)
Stage 2 [Member] | Corporate securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(303)	(366)	(307)
Gains / (Losses)	(18)	(80)	15
Purchases	(561)	(281)	(131)
Settlements	6	314	161
Transfer to Stage 1	51
Transfer to Stage 3	74	176	68
Cure from Stage 1	(14)	(66)	(172)
Cure from Stage 3	0	0	0
Expected loss	(765)	(303)	(366)
Stage 2 [Member] | Corporate securities [member] | Rural product note [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss		(30)	(26)
Gains / (Losses)	11	(3)	11
Purchases	(22)		(17)
Settlements		33	2
Transfer to Stage 3	11
Cure from Stage 3	0	0	0
Expected loss			(30)
Stage 2 [Member] | Corporate securities [member] | Securitized real estate loans [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(5)	(50)	(6)
Gains / (Losses)		2
Transfer to Stage 3	6	43	6
Cure from Stage 1	(1)		(50)
Cure from Stage 3	0	0	0
Expected loss		(5)	(50)
Stage 2 [Member] | Corporate securities [member] | Debentures [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(284)	(286)	(223)
Gains / (Losses)	(22)	(79)	4
Purchases	(539)	(267)	(114)
Settlements	1	281	107
Transfer to Stage 1	51
Transfer to Stage 3	36	133	62
Cure from Stage 1	(8)	(66)	(122)
Cure from Stage 3	0	0	0
Expected loss	(765)	(284)	(286)
Stage 2 [Member] | Corporate securities [member] | Eurobonds and others [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss			(13)
Settlements	5		13
Cure from Stage 1	(5)
Cure from Stage 3	0		0
Stage 2 [Member] | Corporate securities [member] | Other [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(14)		(39)
Gains / (Losses)	(7)
Purchases		(14)
Settlements			39
Transfer to Stage 3	21
Cure from Stage 3	0	0	0
Expected loss		(14)
Stage 2 [Member] | Brazil [Member] | Government securities - abroad [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(65)	(72)	(78)
Gains / (Losses)	6	7	6
Cure from Stage 3	0	0	0
Expected loss	(59)	(65)	(72)
Stage 3 [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(4,738)	(3,298)	(425)
Gains / (Losses)	784	(528)	(186)
Purchases	(594)	(1,276)	(720)
Settlements	2,065	1,221	176
Cure from Stage 1		(115)	(1,699)
Cure from Stage 2	(116)	(742)	(444)
Expected loss	(2,599)	(4,738)	(3,298)
Stage 3 [Member] | Corporate securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(4,738)	(3,298)	(425)
Gains / (Losses)	784	(528)	(186)
Purchases	(594)	(1,276)	(720)
Settlements	2,065	1,221	176
Cure from Stage 1		(115)	(1,699)
Cure from Stage 2	(116)	(742)	(444)
Expected loss	(2,599)	(4,738)	(3,298)
Stage 3 [Member] | Corporate securities [member] | Rural product note [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(148)	(56)
Gains / (Losses)	(106)	(37)	(56)
Purchases	(36)	(55)
Settlements	127
Cure from Stage 2	(10)
Expected loss	(173)	(148)	(56)
Stage 3 [Member] | Corporate securities [member] | Securitized real estate loans [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(2,046)	(1,650)	(10)
Gains / (Losses)	463	(200)	(1)
Purchases			(95)
Settlements	1,244	125	10
Cure from Stage 1		(115)	(1,321)
Cure from Stage 2	(22)	(206)	(233)
Expected loss	(361)	(2,046)	(1,650)
Stage 3 [Member] | Corporate securities [member] | Debentures [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(2,522)	(1,469)	(285)
Gains / (Losses)	432	(294)	(149)
Purchases	(558)	(1,199)	(623)
Settlements	678	976	61
Cure from Stage 1			(262)
Cure from Stage 2	(67)	(536)	(211)
Expected loss	(2,037)	(2,522)	(1,469)
Stage 3 [Member] | Corporate securities [member] | Eurobonds and others [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss		(101)	(52)
Gains / (Losses)		3	20
Purchases			(2)
Settlements		98	27
Cure from Stage 1			(94)
Expected loss			(101)
Stage 3 [Member] | Corporate securities [member] | Promissory notes [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(22)	(22)	(78)
Gains / (Losses)	(5)
Purchases		(22)
Settlements	16	22	78
Cure from Stage 1			(22)
Expected loss	(11)	R$ (22)	R$ (22)
Stage 3 [Member] | Corporate securities [member] | Other [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Cure from Stage 2	(17)
Expected loss	R$ (17)